ALPS SERIES TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

July 15, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	ALPS Series Trust (the “Registrant”) (File Nos. 333-183945 and 811-22747), on behalf of its series, Clarkston Partners Fund and Clarkston Fund (the “Funds”))

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated June 28, 2016, to the prospectus dated January 28, 2016, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated June 28, 2016 in XBRL for the Funds.

If you have any questions concerning the foregoing, please contact me at (303) 623-2577.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary

cc: Peter H. Schwartz, Esq., Davis, Graham & Stubbs LLP